Organization (Details) $ / shares in Units, shares in Millions	3 Months Ended
	Jun. 30, 2016 $ / shares shares	Mar. 31, 2016 operating_segments stores_stations refineries $ / shares	Dec. 31, 2015 USD ($) mi $ / shares bbl	Dec. 31, 2016 $ / shares
Segment Reporting Information [Line Items]
Common Stock, Par or Stated Value Per Share		$ 0.01	$ 0.01
Retail service stations and convenience stores | stores_stations		541
Number of Reportable Segments | operating_segments		3
Refining Equipment [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Operated, Number of Significant Assets | refineries		3
Retail network [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Operated, Number of Significant Assets | refineries		2
Western Refining Logistics, LP [Member]
Segment Reporting Information [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest		66.40%
Northern Tier Energy LP [Member]
Segment Reporting Information [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest		38.30%
Northern Tier Energy GP LLC [Member]
Segment Reporting Information [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest		100.00%
Western Refining Logistics GP, LLC [Member]
Segment Reporting Information [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest		100.00%
El Paso Facility [Member] | Refining Equipment [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Operated, Number of Significant Assets | refineries		1
Gallup Facility [Member] | Refining Equipment [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Operated, Number of Significant Assets | refineries		1
St. Paul Park, Minnesota [Member] | Refining Equipment [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Operated, Number of Significant Assets | refineries		1
TexNew Mex 16 inch pipeline [Member] | Pipelines [Member]
Segment Reporting Information [Line Items]
Pipeline, Miles | mi			375
Franchised Units [Member] | Northern Tier Energy LP [Member]
Segment Reporting Information [Line Items]
Retail service stations and convenience stores | stores_stations		114
Public [Member] | Western Refining Logistics, LP [Member]
Segment Reporting Information [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest		33.60%
Public [Member] | Northern Tier Energy LP [Member]
Segment Reporting Information [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest		61.70%
TexNew Mex 16 inch pipeline [Member]
Segment Reporting Information [Line Items]
Proceeds from Divestiture of Businesses | $			$ 170,000,000
TexNew Mex 16 inch pipeline [Member] | Crude Oil Storage Tanks [Member] | Western Refining Logistics, LP [Member] | Gas Gathering and Processing Equipment [Member]
Segment Reporting Information [Line Items]
Long-term Purchase Commitment, Minimum Volume Required | bbl			80,000
Subsequent Event [Member] | Minimum [Member] | Northern Tier Energy LP [Member]
Segment Reporting Information [Line Items]
Cash payments to acquire business, per unit	$ 15.00
Subsequent Event [Member] | Maximum [Member] | Northern Tier Energy LP [Member]
Segment Reporting Information [Line Items]
Cash payments to acquire business, per unit	$ 26.06
Common Stock [Member] | Subsequent Event [Member]
Segment Reporting Information [Line Items]
Common Stock, Par or Stated Value Per Share				$ 0.01
Common Stock [Member] | Subsequent Event [Member] | Northern Tier Energy LP [Member]
Segment Reporting Information [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares	17.2
Common Stock [Member] | Subsequent Event [Member] | Minimum [Member] | Northern Tier Energy LP [Member]
Segment Reporting Information [Line Items]
Payment of shares to acquire business, per unit	$ 0.2986
Common Stock [Member] | Subsequent Event [Member] | Maximum [Member] | Northern Tier Energy LP [Member]
Segment Reporting Information [Line Items]
Payment of shares to acquire business, per unit	$ 0.7036
TexNew Mex Units [Member] | TexNew Mex 16 inch pipeline [Member] | Western Refining Logistics, LP [Member]
Segment Reporting Information [Line Items]
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable | $			$ 80,000
Common Units [Member] | TexNew Mex 16 inch pipeline [Member] | Western Refining Logistics, LP [Member]
Segment Reporting Information [Line Items]
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable | $			$ 421,031